LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
Schedule for computing loss per share

Loss per share was computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,080,825)	(2,471,127)	(2,008,005)
Denominator:
Weighted average number of ordinary shares outstanding	667,844,843	950,697,557	1,015,265,686
Basic and diluted loss per share	(3.12)	(2.60)	(1.98)

Schedule of weighted average number of shares excluded from calculation of diluted loss per share.

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Share options	42,253,493	18,640,216	15,028,082
Restricted share units	16,188,798	17,133,658	21,358,045